Note 9 - Equity Transactions (Details Textual) - USD ($)								1 Months Ended							3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	May. 27, 2014	Mar. 17, 2014	Feb. 18, 2014	Feb. 10, 2014	Feb. 10, 2014	Dec. 23, 2013	Nov. 27, 2012	May. 27, 2014	Mar. 31, 2014	Mar. 17, 2014	Mar. 07, 2014	Feb. 18, 2014	Dec. 23, 2013	Nov. 27, 2012	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jul. 01, 2013	Feb. 15, 2013	Jan. 31, 2013	Dec. 31, 2012
Private Placement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		6,175								6,175
Convertible Preferred Stock, Shares Issued upon Conversion		2,000								2,000
Private Placement [Member] | Series A Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1								1
Private Placement [Member] | Series A Warrants [Member] | Newport Coast Securities, Inc. and Oppenheimer & Co. Inc. [Member]
Class of Warrant or Right, Outstanding		696,000								696,000
Private Placement [Member] | Series A Warrants [Member]
Class of Warrant or Right Issued During Period		23,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50								$ 0.50
Class of Warrant or Right, Expiration Period		5 years
Private Placement [Member] | Series B Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1								1
Private Placement [Member] | Series B Warrants [Member] | Newport Coast Securities, Inc. and Oppenheimer & Co. Inc. [Member]
Class of Warrant or Right, Outstanding		417,600								417,600	417,600
Private Placement [Member] | Series B Warrants [Member]
Class of Warrant or Right Issued During Period		13,920,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50								$ 1.50
Private Placement [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Private Placement		$ 50,000																		$ 21,188
Private Placement [Member] | Joseph Chiarelli [Member]
Proceeds from Issuance of Private Placement		40,000								$ 40,000										25,000
Private Placement [Member] | Michael N. Nemelka [Member]
Proceeds from Issuance of Private Placement		$ 50,000								$ 50,000										$ 100,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		6,210,000								6,210,000						1,043,646
Proceeds from Issuance of Private Placement Gross		$ 9,280,000								$ 9,280,000
Proceeds from Issuance of Private Placement		8,562,500								8,562,500						$ 626,188
Payments of Stock Issuance Costs		$ 717,500								$ 717,500
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		6,175								6,175
Convertible Preferred Stock, Shares Issued upon Conversion		2,000								2,000							2,000		2,000
Series A Warrants [Member] | 18% Convertible Promissory Notes [Member]
Class of Warrant or Right, Outstanding		2,055,421								2,055,421
Series A Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.50		$ 0.50
Class of Warrant or Right, Outstanding																	25,951,421		25,951,421
Series B Warrants [Member] | 18% Convertible Promissory Notes [Member]
Class of Warrant or Right, Outstanding		1,233,252								1,233,252
Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50		$ 1.50
Class of Warrant or Right, Outstanding																	0		15,570,852
Class J Warrants [Member] | 8% Convertible Promissory Notes [Member]
Class of Warrant or Right Issued During Period				629,378
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.4425	$ 0.4425
Class of Warrant or Right, Expiration Period				5 years
Class J Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.44		$ 0.44
Class of Warrant or Right, Outstanding																	629,378		629,378
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																			1,208,000	1,583,315
Stock Issued During Period, Value, Issued for Services																			$ 1,208	$ 1,584
Michael N. Nemelka [Member] | 18% Convertible Promissory Notes [Member]
Due to Related Parties											$ 110,000
18% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes				18.00%	18.00%						18.00%
Debt Instrument, Face Amount											$ 1,000,000
Proceeds from Convertible Debt											$ 815,000
Debt Instrument, Term											270 days
Debt Instrument, Convertible, Conversion Price											$ 0.55
Convertible Debt		$ 822,168								$ 822,168
Debt Conversion, Converted Instrument, Shares Issued		1,644,337								1,644,337
Repayments of Convertible Debt									$ 337,171
8% Convertible Promissory Notes [Member] | During First Sixty Days [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance				120.00%	120.00%
8% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes				8.00%	8.00%
Debt Instrument, Face Amount				$ 278,500	$ 278,500
Proceeds from Convertible Debt				$ 250,000	$ 250,000
Debt Instrument, Original Issuance Discount Percent				10.00%	10.00%
Debt Instrument, Original Issuance Discount				$ 25,000	$ 25,000
Debt Instrument, Prepayment Term				180 days	180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				75.00%	75.00%
Debt Instrument, Convertible, Threshold Trading Days				20	20
Repayments of Convertible Debt									337,171
Payment of Prepayment Penalty									56,195
One Hundred Twenty Eight Thousand Five Hundred Dollars Convertible Note [Member] | During First Sixty Days [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance						115.00%							115.00%
One Hundred Twenty Eight Thousand Five Hundred Dollars Convertible Note [Member]
18% Convertible Promissory Notes			8.00%			8.00%						8.00%	8.00%
Debt Instrument, Face Amount			$ 128,500			$ 128,500						$ 128,500	$ 128,500
Proceeds from Convertible Debt						$ 125,000							$ 125,000
Debt Instrument, Prepayment Term						180 days							180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						61.00%							61.00%
Debt Instrument, Convertible, Threshold Trading Days						10							10
Repayments of Convertible Debt									158,055
Payment of Prepayment Penalty									29,555
$78,500 Convertible Note [Member] | During First Sixty Days [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance			115.00%									115.00%
$78,500 Convertible Note [Member]
Debt Instrument, Face Amount			$ 78,500									$ 78,500
Proceeds from Convertible Debt			$ 75,000									$ 75,000
Debt Instrument, Prepayment Term			180 days									180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			61.00%									61.00%
Debt Instrument, Convertible, Threshold Trading Days			10									10
Repayments of Convertible Debt									90,275
Payment of Prepayment Penalty									$ 11,775
Subscription Agreement [Member] | On or before January 31, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																								$ 50,000
Subscription Agreement [Member] | On or before February 15, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																							$ 50,000
Subscription Agreement [Member] | On or before May 27, 2014 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock	$ 900,000							$ 900,000
Minimum Installment Amount Of Purchase Price							$ 100,000
Subscription Agreement [Member]
Stock Issued During Period, Shares, New Issues	3,600,000							3,600,000
Common Stock, Capital Shares Reserved for Future Issuance							4,000,000							4,000,000
Share Price							$ 0.25							$ 0.25
Aggregate Sales Price For Common Stock							$ 1,000,000							$ 1,000,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							100,000							100,000							$ 100,000
Available Cash Threshold							$ 100,000							$ 100,000							$ 100,000
Proceeds from Issuance of Common Stock	$ 900,000							$ 900,000
Consulting Agreements [Member]
Stock Issued During Period, Shares, Issued for Services															0			1,035,000
Stock Issued During Period, Value, Issued for Services															$ 0			$ 743,150
Proceeds from Issuance of Private Placement																		8,562,500	$ 8,562,500	$ 626,188
Class of Warrant or Right Issued During Period																	3,310,000
Class of Warrant or Right, Outstanding																10,625,141	38,302,686		50,563,538	10,625,141					7,740,158
18% Convertible Promissory Notes																18.00%			18.00%	18.00%
Proceeds from Convertible Debt																		815,000	$ 815,000
Share Price																						$ 0.60
Proceeds from Issuance of Common Stock																				$ 1,517,450
Repayments of Convertible Debt																		$ 450,000	$ 450,000
Stock Issued During Period, Value, Issued for Services																			$ 743,150	$ 1,014,267